Average Annual Total Returns - Class S - Thrivent Aggressive Allocation Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	16.69%	12.62%	10.19%	15.83%	11.14%	8.82%	10.47%	9.72%	7.97%	18.40%	15.22%	13.88%	10.65%	8.93%	4.92%	7.51%	4.44%	3.84%